Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (12,402)	$ (5,615)	$ (30,361)	$ (14,873)	$ (15,064)
Adjustments to reconcile net loss to net cash and cash equivalents provided by (used in) operating activities:
Depreciation and amortization	2,444	1,904	8,172	8,560	7,306
Stock based compensation expense	540	253	1,202	712	721
Change in fair value and accretion of warrant	223	223	892	488	141
Interest accrual on financing obligation	459	443	1,768	1,774	1,771
Change in fair value of contingent consideration		(20)	(17)	188	842
Impairment of goodwill					1,670
Impairment of intangible assets					54
Provision for doubtful accounts		36	(32)	98	136
Loss on disposal or impairment of property and equipment	4	15	65	17	(124)
Changes in operating assets and liabilities:
Accounts receivable, net	5,377	(4,985)	(10,264)	(4,411)	(2,029)
Accrued interest on short-term investments	(4)
Prepaid expenses and other current assets	(462)	(233)	(1,440)	639	11
Other non-current assets	323
Accounts payable	(5)	474	2,625	862	(304)
Accrued expenses	(1,079)	(398)	904	532	(78)
Accrued compensation and benefits	2,221	3,602	4,521	3,102	867
Contingent consideration related to acquisition				(320)
Deferred revenue	2,053	4,044	22,701	14,747	9,821
Other non-current liabilities	325	85	331	293	141
Net cash and cash equivalents provided by (used in) operating activities	17	(172)	1,067	12,408	5,882
Cash flows from investing activities
Purchases of short term investments held to maturity	(12,959)		(13,168)
Purchases of property and equipment	(2,107)	(1,258)	(8,918)	(6,308)	(5,747)
Proceeds from sale of property and equipment			9
Net cash and cash equivalents used in investing activities	(15,066)	(1,258)	(22,077)	(6,308)	(5,747)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs			70,064
Draws on revolving line of credit			10,757
Payments on revolving line of credit			(5,000)
Proceeds from notes payable borrowing		874	1,465	4,535	2,020
Repayment of notes payable		(591)	(7,447)	(1,074)	(981)
Proceeds from exercises of stock options	466	17	699	108	140
Proceeds from issuance of common stock (excluding IPO)			68
Payments of deferred financing costs	(46)
Repurchases of common stock				(599)	(814)
Payments of contingent consideration			(311)	(2,078)
Payments on financing and capital lease obligations	(2,192)	(841)	(3,343)	(3,145)	(2,810)
Net cash and cash equivalents provided by (used in) financing activities	(1,772)	(541)	66,952	(2,253)	(2,445)
Net decrease in cash and cash equivalents	(16,821)	(1,971)	45,942	3,847	(2,310)
Cash and cash equivalents, beginning of period	65,645	19,703	19,703	15,856	18,166
Cash and cash equivalents, end of period	48,824	17,732	65,645	19,703	15,856
Supplemental disclosure of non-cash investing and financing activities
Non-monetary exchange of property and equipment					1,010
Property and equipment acquisitions in accrued expenses			524
Post contract support acquired with financing obligations			3,872
Property and equipment acquired with financing and capital lease obligations	1,633	1,041	5,440	132	3,084
Deferred financing costs in accrued expenses	189
Supplemental disclosures of cash flow information
Income taxes paid			169	40	51
Interest paid			$ 2,146	$ 1,973	$ 1,927